Financial Instruments and Risk Management - Summary of Average Monthly Net Borrowings and Effective Interest Rate (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	£ 9,091	£ 7,892
Effective interest rate	2.60%	3.50%	3.30%
Weighted average [member]
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	£ 9,063	£ 8,771	£ 9,245